Northern Lights Fund Trust

Power Floating Rate Index Fund

Power Dividend Mid-Cap Index Fund

Incorporated herein by reference is the definitive version of the supplement for Power Floating Rate Index Fund and the Power Dividend Mid-Cap Index Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 20, 2017 (SEC Accession No. 0001580642-17-006673).